SOLAR POWER SYSTEMS, NET (Tables)	12 Months Ended
Dec. 31, 2017
SOLAR POWER SYSTEMS, NET
Schedule of solar power systems, net

	At December 31, 2016	At December 31, 2017
	$	$
Solar power systems in operation	120,935	74,488
Solar power systems under construction	4,782	4,710
Accumulated depreciation	(13,655)	(15,234)

Solar power systems, net	112,062	63,964